Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information

13. Segment information

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Group’s CEO and CFO, for making decisions, allocating resources and assessing performance.

The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole. Based on the management’s assessment, the Group determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280. Furthermore, the majority of the Group’s revenue are derived in or from Singapore with substantial operation being carried out in Singapore. Therefore, no geographical segments are presented. The Group concludes that it has only one reportable segment. As such, all financial segment information required by the authoritative guidance can be found in these consolidated financial statements.